DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Deferred income tax [Abstract]
Schedule of changes in deferred income tax
Changes in deferred income tax are as follows:

	As of December 31,
	2020	2019

At the beginning of the year	(239,740)	(340,207)

Translation differences	(36)	25,166
Effect of changes in tax law (note 10)	—	16,979
Credits directly to other comprehensive income	12,100	19,537
Deferred tax credit (note 10)	39,894	38,785

At the end of the year	(187,782)	(239,740)

Changes in deferred tax assets and liabilities
The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2020

At the beginning of the year	(437,376)	(63,460)	(17,109)	(1,189)	(519,134)

Translation differences	46	—	—	—	46
Income statement credit (charge)	11,190	33,273	(3,601)	(832)	40,030

At the end of the year	(426,140)	(30,187)	(20,710)	(2,021)	(479,058)

Deferred tax assets	Provisions	Trade receivables	Tax losses (1)	Other	Total at December 31, 2020

At the beginning of the year	45,654	10,200	42,766	180,774	279,394

Translation differences	—	—	—	(82)	(82)
Credits directly to other comprehensive income	—	—	—	12,100	12,100
Income statement credit (charge)	6,688	(1,014)	(11,682)	5,873	(136)

At the end of the year	52,342	9,186	31,084	198,665	291,276
(1) As of December 31, 2020, the recognized deferred tax assets on tax losses amount to $31,084 and there are net unrecognized deferred tax assets of $0.2 billion and unrecognized tax losses amounting to $1.0 billion. These two last effects are connected to the acquisition of Ternium Brasil Ltda.

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2019

At the beginning of the year	(522,455)	(41,316)	(15,926)	(1,088)	(580,785)

Translation differences	27,077	2,604	316	—	29,997
Income statement credit (charge)	58,002	(24,748)	(1,499)	(101)	31,654

At the end of the year	(437,376)	(63,460)	(17,109)	(1,189)	(519,134)

Deferred tax assets	Provisions	Trade receivables	Tax losses (2)	Other	Total at December 31, 2019

At the beginning of the year	72,947	11,265	33,382	122,984	240,578

Translation differences	(572)	(539)	—	(3,720)	(4,831)
Credits directly to other comprehensive income	—	—	—	19,537	19,537
Effect of changes in tax law	—	—	—	16,979	16,979
Income statement credit (charge)	(26,721)	(526)	9,384	24,994	7,131

At the end of the year	45,654	10,200	42,766	180,774	279,394
(2) As of December 31, 2019, the recognized deferred tax assets on tax losses amount to $42,766 and there are net unrecognized deferred tax assets of $0.4 billion and unrecognized tax losses amounting to $1.4 billion. These two last effects are connected to the acquisition of Ternium Brasil Ltda.

Schedule of deferred tax assets and liabilities
The amounts shown in the statement of financial position (prior to offsetting the balances within the same tax jurisdiction) include the following:

	As of December 31,
	2020	2019

Deferred tax assets to be recovered after more than 12 months	200,639	203,607
Deferred tax assets to be recovered within 12 months	90,637	75,787
Deferred tax liabilities to be settled after more than 12 months	(446,891)	(454,763)
Deferred tax liabilities to be settled within 12 months	(32,167)	(64,371)

	(187,782)	(239,740)